20. Operating Leases and Other Commitments and Contingencies (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Future minimum lease payment obligations	€ 833	€ 1,241
Within one year
Disclosure of contingent liabilities [line items]
Future minimum lease payment obligations	470	700
Between one and five years
Disclosure of contingent liabilities [line items]
Future minimum lease payment obligations	€ 363	€ 541